Land use right, net (Schedule of Finite-Lived Intangible Assets, Future Amortization Expense) (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
2018	¥ 13,050
2019	8,639
2020	4,666
2021	1,838
2022	1,798
Use Rights [Member]
2018	48,096
2019	48,096
2020	48,096
2021	48,096
2022	¥ 48,096